Organization and Description of Business - Additional Information (Details) - USD ($)				3 Months Ended
	Feb. 10, 2021	Dec. 11, 2020	Apr. 01, 2020	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Organization And Description Of Business [Line Items]
Proceeds received from initial public offering, gross		$ 275,000,000.0				$ 275,000,000
Change in value of Class A common stock subject to possible redemption				$ 15,464,430	$ 3,140,480	245,071,590
Issuance of Class B common stock to Sponsor						25,000
Accumulated Deficit				20,317,082		1,712,172
Business Combination Agreement
Organization And Description Of Business [Line Items]
Change in value of Class A common stock subject to possible redemption	$ 146,778,080.00
Class A Common Stock
Organization And Description Of Business [Line Items]
Change in value of Class A common stock subject to possible redemption				154	$ 32	$ 2,451
PIPE Subscription Agreements | Class A Common Stock | Business Combination Agreement
Organization And Description Of Business [Line Items]
Issuance of Class B common stock to Sponsor	$ 50,000,000.0
Shares Issued price per share (in Dollars per share)	$ 10.00
Issuance of Class B common stock to Sponsor (in Shares)	5,000,000,000
Backstop Subscription Agreement | Class A Common Stock | Business Combination Agreement
Organization And Description Of Business [Line Items]
Issuance of Class B common stock to Sponsor	$ 80,000,000.0
Shares Issued price per share (in Dollars per share)	$ 10.00
Issuance of Class B common stock to Sponsor (in Shares)	8,000,000,000
Assignment Agreement | Class A Common Stock | Business Combination Agreement
Organization And Description Of Business [Line Items]
Issuance of Class B common stock to Sponsor	$ 10,000,000.0
Shares Issued price per share (in Dollars per share)	$ 10.00
Issuance of Class B common stock to Sponsor (in Shares)	1,000,000,000
IPO
Organization And Description Of Business [Line Items]
Shares Issued price per share (in Dollars per share)						$ 10.00
A Place For Rover INC
Organization And Description Of Business [Line Items]
Proceeds from loan originations			$ 8,100,000
Accumulated Deficit				269,674,000		$ 256,277,000		$ 198,792,000
A Place For Rover INC | Revolving Credit Facility
Organization And Description Of Business [Line Items]
Long-term line of credit				$ 3,500,000			$ 11,400,000
A Place For Rover INC | Growth Capital Advance Component
Organization And Description Of Business [Line Items]
Long-term line of credit							15,000,000.0
A Place For Rover INC | Subordinate Credit Facility
Organization And Description Of Business [Line Items]
Long-term line of credit							$ 30,000,000.0
A Place For Rover INC | Business Combination Agreement
Organization And Description Of Business [Line Items]
Change in value of Class A common stock subject to possible redemption	$ 146,800,000
A Place For Rover INC | PIPE Subscription Agreements | Class A Common Stock | Business Combination Agreement
Organization And Description Of Business [Line Items]
Issuance of Class B common stock to Sponsor	$ 50,000,000.0
Shares Issued price per share (in Dollars per share)	$ 10.00
A Place For Rover INC | Backstop Subscription Agreement | Class A Common Stock | Business Combination Agreement
Organization And Description Of Business [Line Items]
Issuance of Class B common stock to Sponsor	$ 80,000,000.0
A Place For Rover INC | Backstop Subscription Agreement | Class A Common Stock | Business Combination Agreement
Organization And Description Of Business [Line Items]
Shares Issued price per share (in Dollars per share)	$ 10.00
Issuance of Class B common stock to Sponsor (in Shares)	8,000,000
A Place For Rover INC | Assignment Agreement | Class A Common Stock | Business Combination Agreement
Organization And Description Of Business [Line Items]
Issuance of Class B common stock to Sponsor	$ 10,000,000.0
Shares Issued price per share (in Dollars per share)	$ 10.00
A Place For Rover INC | IPO | Business Combination Agreement
Organization And Description Of Business [Line Items]
Proceeds received from initial public offering, gross	$ 268,300,000
A Place For Rover INC | IPO | Cash | Business Combination Agreement
Organization And Description Of Business [Line Items]
Cash held in trust account	$ 275,100,000